Royalty, Stream and Working Interests, Net (Tables)	12 Months Ended
Dec. 31, 2018
Royalty, Stream and Working Interests, Net
Disclosure of detailed information about royalty, stream and working interest, net

	2018
		Accumulated
	Cost	Depletion(1)	Impairment	Carrying Value
Mineral Royalties	$1,021.4	$(571.3)	$—	$450.1
Streams	4,346.3	(1,303.3)	(75.4)	2,967.6
Energy	1,303.8	(337.2)	—	966.6
Advanced	159.9	(30.1)	—	129.8
Exploration	54.7	(12.6)	(0.6)	41.5
	$6,886.1	$(2,254.5)	$(76.0)	$4,555.6

	2017
		Accumulated
	Cost	Depletion(1)	Impairment	Carrying Value
Mineral Royalties	$1,017.0	$(530.9)	$—	$486.1
Streams	3,715.9	(1,140.5)	—	2,575.4
Energy	1,009.5	(326.8)	—	682.7
Advanced	188.1	(36.2)	—	151.9
Exploration	58.7	(15.6)	—	43.1
	$5,989.2	$(2,050.0)	$—	$3,939.2
[1]	Accumulated depletion includes previously recognized impairment charges.

Disclosure of detailed information about royalty, stream and working interest, net rollforward

	Mineral
	Royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2017	$488.0	$2,502.2	$448.9	$188.8	$40.4	$3,668.3
Acquisitions	—	265.8	232.7	—	1.0	499.5
Transfers	42.1	—	—	(43.2)	1.1	-
Depletion	(52.3)	(192.6)	(23.0)	(1.0)	—	(268.9)
Impact of foreign exchange	8.3	—	24.1	7.3	0.6	40.3
Balance at December 31, 2017	$486.1	$2,575.4	$682.7	$151.9	$43.1	$3,939.2

Acquisitions (Note 4)	0.5	630.4	354.5	1.8	1.4	988.6
Transfers	16.4	—	—	(16.4)	—	—
Impairments	—	(75.4)	—	—	(0.6)	(76.0)
Depletion	(42.5)	(162.8)	(37.3)	(1.1)	(0.2)	(243.9)
Impact of foreign exchange	(10.4)	—	(33.3)	(6.4)	(2.2)	(52.3)
Balance at December 31, 2018	$450.1	$2,967.6	$966.6	$129.8	$41.5	$4,555.6

Disclosure of impairment loss and reversal of impairment loss [text block]

	2018	2017
Royalty, stream and working interests, net:
Sudbury assets
Levack-Morrison	$54.4	$—
Podolsky	21.0	—
McCreedy	—	—
Exploration assets	0.6	—
Total impairment losses	$76.0	$—